RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	3 Months Ended
Mar. 31, 2026
Disclosure of contingent liabilities [abstract]
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES
Other than disclosed elsewhere in these interim condensed consolidated financial statements and as disclosed in our audited annual consolidated financial statements for 2025 as filed in the Form 20-F on March 16, 2026, there were no material changes to risks, commitments, contingencies and uncertainties that occurred during the three-month period ended March 31, 2026.